FIDELITY REAL ESTATE INVESTMENT PORTFOLIO
A FUND OF FIDELITY DEVONSHIRE TRUST
SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED MARCH 22, 1995

   MANAGEMENT CONTRACT. Effective January 1, 1996, FMR agreed to voluntarily adopt the revised group fee rate schedule shown below for purposes of calculating the group fee component of the management fee. The revised schedule provides for lower management fees as total assets under management increase, and it will be presented to shareholders for approval at the next shareholder meeting.
The following information r    eplaces the "Group Fee Rate" and "Effective
Annual Fee Rate" schedules found on pages 20 and 21.
          GROUP FEE RATE SCHEDULE
EFFECTIVE ANNUAL FEE RATES
     Average Group   Annualized   Group Net    Effective Annual Fee
 Assets               Rate         Assets      Rate

0 - $  3 billion          .5200%    $ 0.5 billion   .5200%

3 -    6                  .4900      25             .4238

6 -    9                  .4600      50             .3823

9 -    12                 .4300      75             .3626

12 -   15                 .4000     100             .3512

15 -   18                 .3850     125             .3430

18 -   21                 .3700     150             .3371

21 -   24                 .3600     175             .3325

24 -   30                 .3500     200             .3284

30 -   36                 .3450     225             .3249

36 -   42                 .3400     250             .3219

42 -   48                 .3350     275             .3190

48 -   66                 .3250     300             .3163

66 -   84                 .3200     325             .3137

84 -   102                .3150     350             .3113

102 -   138               .3100     375             .3090

138 -   174               .3050     400             .3067

174 -   210               .3000        425          .3046

210 -   246               .2950        450          .3024

246 -   282               .2900        475          .3003

282 -   318               .2850        500          .2982

318 -   354               .2800        525          .2962

354 -   390               .2750        550          .2942

   390 -   426            .2700

   426 -   462            .2650

   462 -   498            .2600

   498 -   534            .2550

           Over 534       .2500





   REAB-96-1
         January 1, 1996
FIDELITY UTILITIES FUND
A FUND OF DEVONSHIRE TRUST
SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED MARCH 22, 1995


   MANAGEMENT CONTRACT. Effective January 1, 1996, FMR agreed to voluntarily adopt the revised group fee rate schedule shown below for purposes of calculating the group fee component of the management fee. The revised schedule provides for lower management fees as total assets under management increase, and it will be presented to shareholders for approval at the next shareholder meeting.
The following information r    eplaces the "Group Fee Rate" and "Effective
Annual Fee Rate" schedules found on page 19.
          GROUP FEE RATE SCHEDULE
EFFECTIVE ANNUAL FEE RATES
     Average Group   Annualized   Group Net    Effective Annual Fee
 Assets               Rate         Assets      Rate

0 - $  3 billion          .5200%    $ 0.5 billion   .5200%

3 -    6                  .4900      25             .4238

6 -    9                  .4600      50             .3823

9 -    12                 .4300      75             .3626

12 -   15                 .4000     100             .3512

15 -   18                 .3850     125             .3430

18 -   21                 .3700     150             .3371

21 -   24                 .3600     175             .3325

24 -   30                 .3500     200             .3284

30 -   36                 .3450     225             .3249

36 -   42                 .3400     250             .3219

42 -   48                 .3350     275             .3190

48 -   66                 .3250     300             .3163

66 -   84                 .3200     325             .3137

84 -   102                .3150     350             .3113

102 -   138               .3100     375             .3090

138 -   174               .3050     400             .3067

174 -   210               .3000        425          .3046

210 -   246               .2950        450          .3024

246 -   282               .2900        475          .3003

282 -   318               .2850        500          .2982

318 -   354               .2800        525          .2962

354 -   390               .2750        550          .2942

   390 -   426            .2700

   426 -   462            .2650

   462 -   498            .2600

   498 -   534            .2550

           Over 534       .2500





   UIFB-96-1
         January 1, 1996
FIDELITY EQUITY-INCOME FUND
A FUND OF DEVONSHIRE TRUST
SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED MARCH 22, 1995

   MANAGEMENT CONTRACT. Effective January 1, 1996, FMR agreed to voluntarily adopt the revised group fee rate schedule shown below for purposes of calculating the group fee component of the management fee. The revised schedule provides for lower management fees as total assets under management increase, and it will be presented to shareholders for approval at the next shareholder meeting.
The following information r    eplaces the "Group Fee Rate" and "Effective
Annual Fee Rate" schedules found on page 21.
          GROUP FEE RATE SCHEDULE
EFFECTIVE ANNUAL FEE RATES
     Average Group   Annualized   Group Net    Effective Annual Fee
 Assets               Rate         Assets      Rate

0 - $  3 billion          .5200%    $ 0.5 billion   .5200%

3 -    6                  .4900      25             .4238

6 -    9                  .4600      50             .3823

9 -    12                 .4300      75             .3626

12 -   15                 .4000     100             .3512

15 -   18                 .3850     125             .3430

18 -   21                 .3700     150             .3371

21 -   24                 .3600     175             .3325

24 -   30                 .3500     200             .3284

30 -   36                 .3450     225             .3249

36 -   42                 .3400     250             .3219

42 -   48                 .3350     275             .3190

48 -   66                 .3250     300             .3163

66 -   84                 .3200     325             .3137

84 -   102                .3150     350             .3113

102 -   138               .3100     375             .3090

138 -   174               .3050     400             .3067

174 -   210               .3000        425          .3046

210 -   246               .2950        450          .3024

246 -   282               .2900        475          .3003

282 -   318               .2850        500          .2982

318 -   354               .2800        525          .2962

354 -   390               .2750        550          .2942

   390 -   426            .2700

   426 -   462            .2650

   462 -   498            .2600

   498 -   534            .2550

           Over 534       .2500





   EQUB-96-1
         January 1, 1996
FIDELITY SMALL CAP STOCK FUND
FIDELITY LARGE CAP STOCK FUND
FUNDS OF FIDELITY COMMONWEALTH TRUST
FIDELITY MID-CAP STOCK FUND
A FUND OF FIDELITY DEVONSHIRE TRUST
SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED JUNE 22, 1995

The following information replaces the similar information found in the "Additional Purchase and Redemption Information" section beginning on page 18.
   7. to shares purchased through Portfolio Advisory Services or Fidelity Charitable Advisory Services;
MANAGEMENT CONTRACT. Effective January 1, 1996, FMR agreed to voluntarily adopt the revised group fee rate schedule shown below for purposes of calculating the group fee component of the management fee. The revised schedule provides for lower management fees as total assets under management increase, and it will be presented to shareholders for approval at the next shareholder meeting.
The following information r    eplaces the "Group Fee Rate" and "Effective
Annual Fee Rate" schedules beginning on page 25.
          GROUP FEE RATE SCHEDULE
EFFECTIVE ANNUAL FEE RATES
     Average Group   Annualized   Group Net    Effective Annual Fee
 Assets               Rate         Assets      Rate

0 - $  3 billion          .5200%    $ 0.5 billion   .5200%

3 -    6                  .4900      25             .4238

6 -    9                  .4600      50             .3823

9 -    12                 .4300      75             .3626

12 -   15                 .4000     100             .3512

15 -   18                 .3850     125             .3430

18 -   21                 .3700     150             .3371

21 -   24                 .3600     175             .3325

24 -   30                 .3500     200             .3284

30 -   36                 .3450     225             .3249

36 -   42                 .3400     250             .3219

42 -   48                 .3350     275             .3190

48 -   66                 .3250     300             .3163

66 -   84                 .3200     325             .3137

84 -   102                .3150     350             .3113

102 -   138               .3100     375             .3090

138 -   174               .3050     400             .3067

174 -   210               .3000        425          .3046

210 -   246               .2950        450          .3024

246 -   282               .2900        475          .3003

282 -   318               .2850        500          .2982

318 -   354               .2800        525          .2962

354 -   390               .2750        550          .2942

   390 -   426            .2700

   426 -   462            .2650

   462 -   498            .2600

   498 -   534            .2550

           Over 534       .2500

   SMLB-96-1
        (Page 1 of 2) January 1, 1996
The following supplements similar information found under "Financial Statements" on page 30.
The unaudited Financial Statements and Financial Highlights included in Fidelity Large Cap Stock Fund's SemiAnnual Report for the periods June 22, 1995 (commencement of operations) to October 31, 1995 are incorporated herein by reference.



















































   SMLB-96-1
        (Page 2 of 2) January 1, 1996